Income Tax (Details) - Schedule of Pre-Tax Accounting Loss from Operations (Parentheticals)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Schedule of Pre-Tax Accounting Loss from Operations [Abstract]
Income tax rate	30.00%	30.00%
unrecognized tax rate	30.00%	30.00%